Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
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Accounts Payable and Accrued Liabilities

16. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31,
	2018	2017
Trade payables	21,861	23,926
Accrued liabilities	19,140	18,692
Amounts payable to BC Hydro	-	4,764
	41,001	47,382

During the year ended December 31, 2018, the Company repaid the remaining balance payable under BC Hydro’s five-year power rate deferral program for BC mines. Under the program, effective March 1, 2016, the Gibraltar Mine was able to defer up to 75% of electricity costs. The amount of the deferral was based on a formula that incorporated the average copper price in Canadian dollars during the preceding month. The deferred amount, plus interest at the prime rate plus 5%, was repayable on a monthly schedule of up to 75% of the monthly electricity billing, when the average copper price during the preceding month exceeded a threshold amount of $3.40 per pound. Any remaining deferred balance would have been repayable at the end of the five year term.